John Hancock
U.S. Government
Cash Reserve

ANNUAL
REPORT

3.31.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of Contents

Your fund
at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 7

For your information
page 17

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. By the end of March, the tech-heavy NASDAQ Composite Index had fallen by 63%, and the Standard & Poor's 500 Index by 23%, from their highs set last March. While the broad stock market has remained volatile, with negative results year to date, bonds have done well in response to falling interest rates and a more risk-averse investor attitude.

The year 2001 finds us with lingering uncertainties, a new U.S.
president and new possibilities. Questions remain about how successful the Federal Reserve will be in preventing a recession. Even though the Fed remains a key force impacting financial markets, we are also watching Washington, D.C. as President George W. Bush attempts to enact tax cuts.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Vice Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Funds seeks
the maximum
current income
that is consistent
with maintaining
liquidity and
preserving capital
by investing
primarily in
short-term U.S.
government
securities. The
Fund intends to
maintain a  stable
$1 share price.

Over the last twelve months

* Rate hikes early in the year eventually slowed the U.S. economy.

* Interest rates and money-market yields began coming down.

* The Fund lengthened its maturity to lock in higher rates.

[Bar chart with heading "John Hancock U.S. Government Cash
Reserve." Under the heading is a note that reads "Fund performance for the year ended March 31, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 6% at the top. The first bar represents 5.82% total return for John Hancock
U.S. Government Cash Reserve. A note below the chart reads "The total return is at net asset value with all distributions reinvested.
Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents 4.46% total return for John Hancock
U.S. Government Cash Reserve."]



BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
U.S. Government
Cash Reserve

MANAGERS'
REPORT

Money-market yields did an about-face during the last 12 months, as economic growth slowed dramatically. When the period began last April, the economy was on a tear and the Federal Reserve was bent on slowing it down to prevent an outbreak of inflation. A string of interest-rate hikes that began in 1999 culminated with a one-half percentage point hike last May, bringing the federal funds rate that banks charge each other for overnight loans to 6.5%. The federal funds rate is also a key pricing benchmark for money-market securities, so their yields rose as well.

"Money-market yields
 did an about-face
 during the last
 12 months..."

But the economy was cooling by the fall, as Gross Domestic Product (GDP) growth slowed from 5.6% in the second quarter of 2000 to 2.2% in the third and only 1% in the fourth. The effects of the slowing economy began to show up in earnest in the form of eroding consumer confidence and earnings disappointments, which sent the stock market reeling. Money-market funds were one of the few places that provided investors with positive results over this period, especially in the first quarter of 2001.

ACTIVE FED REVERSES COURSE

The speed of the economy's slowdown caused the Federal Reserve to shift its focus from fighting inflation toward preventing a recession. On January 3, 2001, in a rare move between its regularly scheduled meetings, the Fed reversed course and began cutting interest rates, trimming the federal funds rate by a half a percentage point. That was followed by a second half-point cut on the last day of January and another half-point cut at its March 20 meeting. This brought the federal funds rate back down to 5.00% by the end of the Fund's fiscal year.

[A photo of team leader Dawn Baillie in upper right hand corner.]

FUND PERFORMANCE

On March 31, 2001, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 4.46%, compared with the 4.59% yield of the average U.S. government money-market fund, according to Lipper, Inc. For the year ended March 31, 2001, the Fund had a total return of 5.82%, compared with the 5.71% return of the average U.S. government money-market fund, according to Lipper.

MATURITY LENGTHENS

For the first two months of the year, we kept the Fund's maturity shorter than average, believing that the Fed would continue to push rates up to cool off the economy. But when it became apparent toward the end of 2000 that the Fed was more concerned with a too-slow economy and the potential for a recession, we lengthened the Fund's average maturity. This more aggressive step allowed us to lock in higher yields before rates began to fall.

"We're also keeping the
 Fund's maturity only
 slightly longer than
 average until we have a
 clearer sense of the
 economy's health..."

Although the Fed clearly remains on a rate- cutting, or easing, path, we have not extended the Fund's maturity much beyond our peers' average. As is typically the case during an economic downturn, there are increased concerns about corporate defaults and credit downgrades, so money-market funds typically scale back their exposure to longer-dated credits. In fact, we paid particular attention to buying and holding only the highest-quality top-tier securities.

UNCERTAINTY AHEAD

We expect the Fed to remain aggressive with further rate cuts, as economic growth appeared anemic for the first three months of 2001, consumer confidence declined, and unemployment, in a reflection of the recent wave of corporate layoffs, rose in March, albeit off a very low base. The extent to which the Fed continues to cut rates depends on whether the economy falls into recession -- defined as at least two quarters of declining growth -- or whether it is simply experiencing an inventory correction, a more temporary pause. In this uncertain environment, we'll pay close attention to the upcoming economic data, particularly first and second quarter GDP growth figures. We're also keeping the Fund's maturity only slightly longer than average until we have a clearer sense of the economy's health and what the Fed will prescribe. As always, we will also continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

[Pie chart at bottom of page with heading "Types of investments in the Fund As of March 31, 2001." The chart is divided into two sections (from top to left): U.S. government obligations 85% and Joint repurchase agreements 15%.]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2001.

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments.


ISSUER, DESCRIPTION,                                          INTEREST       PAR VALUE
MATURITY DATE                                                 RATE           (000s OMITTED)  VALUE
U.S. GOVERNMENT OBLIGATIONS 84.50%                                                           $77,349,988
(Cost $77,349,988)

Governmental -- U.S. Agencies 84.50%
Federal Home Loan Bank, 04-17-01                               5.125%           $2,000        $1,998,391
Federal Home Loan Bank, 05-02-01                               5.890             3,365         3,347,933
Federal Home Loan Bank, 06-06-01                               4.760             5,000         4,956,367
Federal Home Loan Bank, 06-13-01                               4.630            10,000         9,906,114
Federal Home Loan Mortgage Corp., 05-24-01                     4.880             3,000         2,978,447
Federal Home Loan Mortgage Corp., 06-08-01                     4.700             5,655         5,604,796
Federal Home Loan Mortgage Corp., 06-15-01                     5.750             3,000         2,998,107
Federal Home Loan Mortgage Corp., 06-21-01                     4.970             4,000         3,955,270
Federal National Mortgage Association, 04-18-01                6.625            19,000        19,014,050
Federal National Mortgage Association, 05-02-01                6.400             1,000         1,000,963
Federal National Mortgage Association, 05-24-01                7.260             6,000         6,017,928
Federal National Mortgage Association, 05-30-01                5.930             4,500         4,456,266
Federal National Mortgage Association, 06-14-01                4.630             3,200         3,169,545
Federal National Mortgage Association, 06-21-01                5.820             5,000         4,934,525
Federal National Mortgage Association, 06-28-01                6.870             3,000         3,011,286

JOINT REPURCHASE AGREEMENT 14.75%                                                            $13,504,000
(Cost $13,504,000)

Investment in a joint repurchase agreement transaction
  with UBS Warburg, Inc. -- Dated 03-30-01,
  due 04-02-01 (secured by U.S. Treasury Bill
  due 04-19-01, and U.S. Treasury Bond 8.875%
  due 08-15-17) -- Note A                                      5.290%          $13,504       $13,504,000

TOTAL INVESTMENTS 99.25%                                                                     $90,853,988

OTHER ASSETS AND LIABILITIES, NET 0.75%                                                         $689,379

TOTAL NET ASSETS 100.00%                                                                     $91,543,367

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

March 31, 2001.

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
per share.

ASSETS
Investments at value (cost $90,853,988)        $90,853,988
Cash                                                   592
Interest receivable                                904,961
Other assets                                        26,551

Total assets                                    91,786,092

LIABILITIES
Payable for shares repurchased                      64,819
Dividends payable                                   35,748
Payable to affiliates                               38,984
Other payables and accrued expenses                103,174

Total liabilities                                  242,725

NET ASSETS
Capital paid-in                                 91,543,367

Net assets                                     $91,543,367

NET ASSET VALUE PER SHARE
Based on net asset values and
  shares outstanding ($91,543,367
  [DIV] 91,543,367 shares)                           $1.00

See notes to
financial statements.



OPERATIONS

For the year ended
March 31, 2001.

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund for the
period stated.

INVESTMENT INCOME
Interest                                        $6,038,551

Total investment income                          6,038,551

EXPENSES
Investment management fee                          475,689
Distribution and service fee                       142,707
Transfer agent fee                                  96,050
Registration and filing fees                        50,762
Custodian fee                                       39,926
Auditing fee                                        22,000
Accounting and legal services fee                   18,242
Printing                                             9,817
Miscellaneous                                        4,700
Trustees' fees                                       4,697
Legal fees                                           1,047

Total expenses                                     865,637
Less expense reductions                           (254,995)

Net expenses                                       610,642

Net investment income                            5,427,909

Increase in net assets from operations          $5,427,909

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses, any
investment gains
and losses,
distributions and
any increase or
decrease in money
shareholders
invested in the
Fund.

                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                   3-31-00          3-31-01

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $5,555,674       $5,427,909

Distributions to shareholders                   (5,555,674)      (5,427,909)

From fund share transactions                    (2,350,094)     (14,322,564)

NET ASSETS
Beginning of period                            108,216,025      105,865,931

End of period                                 $105,865,931      $91,543,367

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 5-31-96     3-31-97 1   3-31-98     3-31-99     3-31-00     3-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income                           0.05        0.04        0.05        0.05        0.05        0.06 2
Less distributions
From net investment income                     (0.05)      (0.04)      (0.05)      (0.05)      (0.05)      (0.06)
Net asset value,
  end of period                                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return 3,4 (%)                            5.59        4.37 5      5.43        5.08        4.98        5.82

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  $29         $55         $74        $108        $106         $92
Ratio of expenses
  to average net assets (%)                     0.35        0.35 6      0.35        0.35        0.35        0.64
Ratio of adjusted expenses
  to average net assets 7 (%)                   1.25        1.03 6      0.91        0.88        0.86        0.91
Ratio of net investment income
  to average net assets (%)                     5.41        5.15 6      5.30        4.94        4.90        5.71

1 Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment.

4 The total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting Policies

The U.S. Government Cash Reserve Fund (the "Fund") is a diversified series of John Hancock Current Interest (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income, which is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

Use of estimates

The preparation of these financial statements in accordance with accounting principles generally accepted the United States of America, incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Adviser had agreed to limit Fund expenses to 0.35% of the Fund's average daily net asset value. This limitation was terminated on August 1, 2000. Accordingly, the reduction in the Fund's expenses amounted to $112,288 for the year ended March 31, 2001.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.15% of the Fund's average daily net assets, to reimburse JH Funds for its distribution and service costs. Payment of fees under the Distribution Plan has been suspended at least until July 31, 2001. Accordingly, the reduction in the distribution and service fee amounted to $142,707, for the year ended March 31, 2001. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. Stephen L. Brown are directors and/or officers of the Adviser and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The deferred compensation plan has no impact on the operations of the Fund.

NOTE C
Investment
transactions

Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the year ended March 31, 2001 aggregated $5,066,151,437 and $5,084,077,000, respectively.

The cost of investments owned at March 31, 2001 (including the joint repurchase agreement) for Federal income tax purposes was $90,853,988.

NOTE D
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.

                                             YEAR ENDED        YEAR ENDED
                                                3-31-00           3-31-01
Sold                                       $220,727,725      $131,008,968
Distributions reinvested                      5,063,071         5,013,170
Repurchased                                (228,140,890)     (150,344,702)

Net decrease                                ($2,350,094)     ($14,322,564)



AUDITORS'
REPORT

Report of
Ernst & Young LLP,
Independent Auditors

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock U.S. Government Cash Reserve

We have audited the accompanying statement of assets and liabilities of the John Hancock U.S. Government Cash
Reserve (the "Fund"), one of the portfolios constituting
John Hancock Current Interest, including the schedule of investments, as of March 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John
Hancock U.S. Government Cash Reserve portfolio of John
Hancock Current Interest at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP

Boston, Massachusetts
May 4, 2001



TAX
INFORMATION

Unaudited.

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 2001.

All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends received deduction available to corporations.

Shareholders will be mailed a 2001 U.S. Treasury
Department Form 1099-DIV in January of 2002. This will reflect the total of all distributions which are taxable for calendar year 2001.



FOR YOUR
INFORMATION

TRUSTEES
Stephen L. Brown
James F. Carlin*
William H. Cunningham
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President
and Chief Executive Officer
William L. Braman
Executive Vice President
and Chief Investment Officer
Richard A. Brown
Senior Vice President
and Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock U.S. Government Cash Reserve. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


4300A  3/01
       5/01






John Hancock
Money Market Fund

ANNUAL
REPORT

3.31.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of Contents

Your fund
at a glance
page 1

Managers' report
page 2

Fund's investments
page 5

Financial statements
page 7

For your information
page 21

Dear Fellow Shareholders,

The stock market's downward spiral, which began last year with technology stocks, continued through the first quarter of 2001. The slowing economy and a parade of disappointing corporate earnings announcements provoked growing investor concern, and stock declines spread across all market sectors. By the end of March, the tech-heavy NASDAQ Composite Index had fallen by 63%, and the Standard & Poor's 500 Index by 23%, from their highs set last March. While the broad stock market has remained volatile, with negative results year to date, bonds have done well in response to falling interest rates and a more risk-averse investor attitude.

The year 2001 finds us with lingering uncertainties, a new U.S.
president and new possibilities. Questions remain about how successful the Federal Reserve will be in preventing a recession. Even though the Fed remains a key force impacting financial markets, we are also watching Washington, D.C. as President George W. Bush attempts to enact tax cuts.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Vice Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks the
maximum current
income that is
consistent with
maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a
stable $1 share
price.

Over the last twelve months

* Rate hikes early in the year eventually slowed the U.S. economy.

* Interest rates and money-market yields began coming down.

* The Fund lengthened its maturity to lock in higher yields.

[Bar chart with heading "John Hancock Money Market Fund." Under the heading is a note that reads "Fund performance for the year ended March 31, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 6% at the top. The first bar represents 5.51% total return for Class A. The second bar represents 4.63% total return for Class B. The third bar represents 4.63% total return for Class C. A note below the chart reads "Total returns are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents 4.46% total return for Class A. The second bar represents 3.58% total return for Class B. The third bar represents 3.59% total return for Class C."]



BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Money Market Fund

MANAGERS'
REPORT

Money-market yields did an about-face during the last 12 months, as economic growth slowed dramatically. When the period began last April, the economy was on a tear and the Federal Reserve was bent on slowing it down to prevent an outbreak of inflation. A string of interest-rate hikes that began in 1999 culminated with a one-half percentage point hike last May, bringing the federal funds rate that banks charge each other for overnight loans to 6.5%. The federal funds rate is also a key pricing benchmark for money-market securities, so their yields rose as well.

"Money-market yields
 did an about-face
 during the last
 12 months..."

But the economy was cooling by the fall, as Gross Domestic Product (GDP) growth slowed from 5.6% in the second quarter of 2000 to 2.2% in the third and only 1% in the fourth. The effects of the slowing economy began to show up in earnest in the form of eroding consumer confidence and earnings disappointments, which sent the stock market reeling. Money-market funds were one of the few places that provided investors with positive results over this period, especially in the first quarter of 2001.

ACTIVE FED REVERSES COURSE

The speed of the economy's slowdown caused the Federal Reserve to shift its focus from fighting inflation toward preventing a recession. On January 3, 2001, in a rare move between its regularly scheduled meetings, the Fed reversed course and began cutting interest rates, trimming the federal funds rate by a half point. That was followed by a second half-point cut on the last day of January and another half-point cut at its March 20 meeting. This brought the federal funds rate back down to 5.00% by the end of the Fund's fiscal year.

[A photo of team leader Dawn Baillie in upper right hand corner.]

FUND PERFORMANCE

On March 31, 2001, John Hancock Money Market Fund's Class A, Class B and Class C shares had a 7-day effective yield of 4.46%, 3.58% and 3.59%, respectively. By comparison, the average taxable money-market fund had a 7-day effective yield of 4.54%, according to Lipper, Inc. For the year ended March 31, 2001, the Fund's Class A, Class B and Class C shares had total returns of 5.51%, 4.63% and 4.63% at net asset value, compared with the 5.68% return of the average money market fund, according to Lipper.1

MATURITY LENGTHENS

For the first two months of the year, we kept the Fund's maturity shorter than average, believing that the Fed would continue to push rates up to cool off the economy. But when it became apparent toward the end of 2000 that the Fed was more concerned with a too-slow economy and the potential for a recession, we lengthened the Fund's average maturity. This more aggressive step allowed us to lock in higher yields before rates began to fall.

"We're also keeping the
 Fund's maturity only
 slightly longer than
 average until we have a
 clearer sense of the
 economy's health..."

Although the Fed clearly remains on a rate- cutting, or easing, path, we have not extended the Fund's maturity much beyond our peers' average. As is typically the case during an economic downturn, there are increased concerns about corporate defaults and credit downgrades, so money- market funds typically scale back their exposure to longer-dated credits. In fact, we paid particular attention to buying and holding only the highest-quality top-tier securities.

UNCERTAINTY AHEAD

We expect the Fed to remain aggressive with further rate cuts, as economic growth appeared anemic for the first three months of 2001, consumer confidence declined, and unemployment, in a reflection of the recent wave of corporate layoffs, rose in March, albeit off a very low base. The extent to which the Fed continues to cut rates depends on whether the economy falls into recession -- defined as at least two quarters of negative growth -- or whether it is simply experiencing an inventory correction, a more temporary pause. In this uncertain environment, we'll pay close attention to the upcoming economic data, particularly first and second quarter GDP growth figures. We're also keeping the Fund's maturity only slightly longer than average until we have a clearer sense of the economy's health and what the Fed will prescribe. As always, we will also continue to focus not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

[Table at top left-hand side of page entitled "Top five standard industrial classifications." The first listing is U.S. government agencies 19%, the second is Foreign banks 19%, the third Finance
11%, the fourth Automobile/trucks 8%, and the fifth
Beverages/soft drinks 7%.]

[Pie chart at bottom of page with heading "Types of investments in the Fund As of March 31, 2001." The chart is divided into four sections (from top to left): Commercial paper 60%, U.S.
government obligations 19%, Joint repurchase agreements 15% and Corporate interest-bearing obligations 6%.]

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2001.

This schedule is divided into four types of short-term investments. The categories of short-term investments are further broken down by industry group.

ISSUER, DESCRIPTION,                                INTEREST         QUALITY       PAR VALUE
MATURITY DATE                                           RATE         RATING*  (000s OMITTED)          VALUE
COMMERCIAL PAPER 60.17%                                                                               $282,878,771
(Cost $282,878,771)

Automobile/Trucks 4.03%                                                                                $18,937,416
General Motors Acceptance Corp., 04-23-01              5.390%         Tier 1        $19,000             18,937,416

Banks -- Foreign 19.01%                                                                                 89,398,862
Abbey National North America Corp., 04-04-01           6.030          Tier 1         10,000              9,994,975
Deutsche Bank Financial, 05-10-01                      6.170          Tier 1          5,000              4,966,579
Deutsche Bank Financial, 06-18-01                      4.690          Tier 1         15,000             14,847,575
National Bank of Canada, 05-22-01                      5.180          Tier 1         20,000             19,853,233
Societe Generale N.A., Inc., 05-16-01                  5.240          Tier 1         20,000             19,869,000
UBS Finance, Inc., 05-21-01                            4.770          Tier 1         20,000             19,867,500

Banks -- United States 4.22%                                                                            19,866,389
Morgan (J.P.) & Co., 05-21-01                          4.810          Tier 1         20,000             19,866,389

Beverages 4.24%                                                                                         19,930,278
Coca-Cola Co., 04-26-01                                5.020          Tier 1         20,000             19,930,278

Broker Services 4.24%                                                                                   19,920,772
Goldman Sachs Group, L.P., 05-17-01                    5.020          Tier 1         10,000              9,935,855
Merrill Lynch & Co., 04-11-01                          5.430          Tier 1         10,000              9,984,917

Building 3.26%                                                                                          15,317,695
Halifax Group PLC, 05-08-01                            5.200          Tier 1         15,400             15,317,695

Chemicals 6.36%                                                                                         29,889,967
Dow Chemical Co., 05-04-01                             4.920          Tier 1         10,000              9,954,900
DuPont (E.I.) de Nemours & Co., 04-25-01               4.870          Tier 1         20,000             19,935,067

Finance 6.35%                                                                                           29,851,458
General Electric Capital Corp., 04-23-01               4.900          Tier 1         20,000             19,940,111
International Lease Finance Corp., 06-05-01            4.910          Tier 1         10,000              9,911,347

Mortgage Banking 4.24%                                                                                  19,938,767
Countrywide Home Loans, 04-23-01                       5.010          Tier 1         20,000             19,938,767

Tobacco 4.22%                                                                                           19,827,167
Philip Morris Cos., Inc., 06-01-01                     5.100          Tier 1         20,000             19,827,167

CORPORATE INTEREST-BEARING OBLIGATIONS 6.82%                                                           $32,054,214
(Cost $32,054,214)

Automotive 4.26%                                                                                        20,002,295
Ford Motor Credit Co., 04-12-01                        5.900          Tier 1         20,000             20,002,295

Beverages 2.56%                                                                                         12,051,919
Coca-Cola Enterprises, 08-01-01                        6.375          Tier 1         12,000             12,051,919

U.S. GOVERNMENT OBLIGATIONS 19.01%                                                                     $89,401,442
(Cost $89,401,442)

Governmental -- U.S. Agencies 19.01%
Federal Home Loan Bank, 06-22-01                       5.180          Tier 1         20,000             19,764,022
Federal Home Loan Mortgage Corp., 05-24-01             5.930          Tier 1         15,000             14,869,046
Federal Home Loan Mortgage Corp., 06-20-01             4.955          Tier 1         10,000              9,889,889
Federal National Mortgage Association, 06-21-01        5.810          Tier 1         20,000             19,738,550
Federal National Mortgage Association, 07-12-01        5.120          Tier 1         25,510             25,139,935

JOINT REPURCHASE AGREEMENT 14.89%                                                                      $70,014,000
(Cost $70,014,000)
Investment in a joint repurchase agreement
  transaction with UBS Warburg, Inc. --
  Date 03-30-01, due 04-02-01 (Secured by
  U.S. Treasury Bill due 04-19-01, and U.S.
  Treasury Bonds 8.875% due 08-15-17) -- Note A        5.290                         70,014             70,014,000

TOTAL INVESTMENTS 100.89%                                                                             $474,348,427

OTHER ASSETS AND LIABILITIES, NET (0.89%)                                                              ($4,182,717)

TOTAL NET ASSETS 100.00%                                                                              $470,165,710

  * Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund and are unaudited.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

March 31, 2001.

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset
value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $474,348,427)      $474,348,427
Cash                                                   190
Interest receivable                                407,021
Other assets                                        95,415

Total assets                                   474,851,053

LIABILITIES
Payable for shares repurchased                   4,102,141
Dividends payable                                   96,864
Payable to affiliates                              282,140
Other payables and accrued expenses                204,198

Total liabilities                                4,685,343

NET ASSETS
Capital paid-in                                470,165,710

Net assets                                    $470,165,710

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($295,658,666 [DIV] 295,737,840 shares)      $1.00
Class B ($161,774,308 [DIV] 161,792,821 shares)      $1.00
Class C ($12,732,736 [DIV] 12,732,736 shares)        $1.00

MAXIMUM OFFERING PRICE PER SHARE
Class C ($1.00 [DIV] 99.0%)                          $1.01

See notes to
financial statements.



OPERATIONS

For the year ended
March 31, 2001.

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund for the
period stated.

INVESTMENT INCOME
Interest                                       $28,860,453

Total investment income                         28,860,453

EXPENSES
Investment management fee                        2,267,740
Class A distribution and service fee               779,622
Class B distribution and service fee             1,333,512
Class C distribution and service fee                83,482
Transfer agent fee                               1,310,980
Registration and filing fees                       176,440
Custodian fee                                      111,767
Accounting and legal services fee                   86,849
Auditing fee                                        31,000
Printing                                            28,542
Trustees' fees                                      22,817
Miscellaneous                                       19,903
Legal fees                                           4,478

Total expenses                                   6,257,132
Less expense reductions                           (765,397)

Net expenses                                     5,491,735

Net investment income                           23,368,718

Increase in net assets from operations         $23,368,718

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses, any
investment gains
and losses,
distributions and
any increase or
decrease in money
shareholders
invested in the
Fund.

                                                      YEAR             YEAR
                                                     ENDED            ENDED
                                                   3-31-00          3-31-01

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $21,788,268      $23,368,718

Distributions to shareholders
Class A                                        (14,872,789)     (16,934,957)
Class B                                         (6,803,676)      (6,050,949)
Class C                                           (111,803)        (382,812)
                                               (21,788,268)     (23,368,718)

From fund share transactions                   (31,402,664)     (55,473,851)

NET ASSETS
Beginning of period                            557,042,225      525,639,561

End of period                                 $525,639,561     $470,165,710

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-96     3-31-97 1   3-31-98     3-31-99     3-31-00     3-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income                           0.05        0.02        0.05        0.04        0.04        0.05 2
Less distributions
From net investment income                     (0.05)      (0.02)      (0.05)      (0.04)      (0.04)      (0.05)
Net asset value,
  end of period                                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return 3,4 (%)                            4.56        1.80 5      4.92        4.54        4.45        5.51

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $262        $359        $313        $374        $362        $295
Ratio of expenses
  to average net assets (%)                     1.17        1.10 6      0.89        0.91        0.91        0.95
Ratio of adjusted expenses
  to average net assets 7 (%)                   1.37        1.30 6      1.09        1.11        1.11        1.15
Ratio of net investment income
  to average net assets (%)                     4.41        4.44 6      4.82        4.44        4.40        5.43

CLASS B SHARES

PERIOD ENDED                                10-31-96     3-31-97 1   3-31-98     3-31-99     3-31-00     3-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income                           0.04        0.01        0.04        0.04        0.04        0.05 2
Less distributions
From net investment income                     (0.04)      (0.01)      (0.04)      (0.04)      (0.04)      (0.05)
Net asset value,
  end of period                                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Total return 3,4 (%)                            3.71        1.45 5      4.04        3.66        3.59        4.63

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $108        $130         $81        $182        $158        $162
Ratio of expenses
  to average net assets (%)                     2.00        1.96 6      1.74        1.76        1.74        1.79
Ratio of adjusted expenses
  to average net assets 7 (%)                   2.10        2.06 6      1.84        1.86        1.84        1.89
Ratio of net investment income
  to average net assets (%)                     3.58        3.60 6      3.97        3.54        3.56        4.54

CLASS C SHARES

PERIOD ENDED                                 3-31-99 8   3-31-00     3-31-01
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                          $1.00       $1.00       $1.00
Net investment income                           0.03        0.04        0.05 2
Less distributions
From net investment income                     (0.03)      (0.04)      (0.05)
Net asset value,
  end of period                                $1.00       $1.00       $1.00
Total return 3,4 (%)                            3.29 5      3.58        4.63

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   $1          $6         $13
Ratio of expenses
  to average net assets (%)                     1.75 6      1.76        1.79
Ratio of adjusted expenses
  to average net assets 7 (%)                   1.85 6      1.86        1.89
Ratio of net investment income
  to average net assets (%)                     3.46 6      3.67        4.59

1 Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 The total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Class C shares began operations on May 1, 1998.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting Policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next
$500,000,000, (f) 0.30% of the next $500,000,000, and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. The Adviser has agreed to limit the management fee on the first $750,000,000 of the Fund's average daily net assets to 0.40% of the Fund's average daily net assets at least until July 31, 2001. The management fee can not be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, the reduction in the Adviser's fee amounted to $453,548 for the year ended March 31, 2001.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. JH Funds has agreed to reduce the 12b-1 expense on Class A to 0.15% of the average daily net assets at least until July 31, 2001. This reduction cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, for the year ended March 31, 2001, the reduction in the Fund's 12b-1 expense amounted to $311,849. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class C shares are assessed up-front sales charges. During the year ended March 31, 2001, JH Funds received net up-front sales charges of $34,246 with regard to sales of Class C shares. Of this amount, $26,023 was paid as sales commissions to unrelated broker-dealers and $8,223 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended March 31, 2001, CDSCs received by JH Funds amounted to $1,084,565 for Class B shares and $22,559 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Investment
transactions

Purchases and proceeds from sales and maturities of investment securities, other than obligations of the U.S. government, during the year ended March 31, 2001, aggregated $25,093,492,635 and $25,161,959,244, respectively.

The cost of investments owned at March 31, 2001 (including the joint repurchase agreement) for federal income tax purposes was $474,348,427.

NOTE D
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.

                                              YEAR ENDED        YEAR ENDED
                                                 3-31-00           3-31-01
CLASS A SHARES
Sold                                      $2,453,254,071    $2,887,071,824
Distributions
reinvested                                    12,993,336        13,711,753
Repurchased                               (2,478,127,263)   (2,966,878,764)

Net decrease                                ($11,879,856)     ($66,095,187)

CLASS B SHARES
Sold                                        $486,293,263      $318,539,457
Distributions
reinvested                                     5,606,652         4,903,990
Repurchased                                 (516,052,506)     (319,578,079)

Net increase (decrease)                     ($24,152,591)       $3,865,368

CLASS C SHARES
Sold                                         $16,161,146      $100,170,364
Distributions
reinvested                                        81,573           261,912
Repurchased                                  (11,612,936)      (93,676,308)

Net increase                                  $4,629,783        $6,755,968

NET DECREASE                                ($31,402,664)     ($55,473,851)



AUDITORS'
REPORT

Report of
Ernst & Young LLP,
Independent Auditors

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Money Market Fund
(the "Fund"), one of the portfolios constituting
John Hancock Current Interest, including the schedule of investments, as of March 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John
Hancock Money Market Fund portfolio of John Hancock
Current Interest at March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP

Boston, Massachusetts
May 4, 2001



TAX
INFORMATION

Unaudited.

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 2001.

All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends received deduction available to corporations.

Shareholders will be mailed a 2001 U.S. Treasury
Department Form 1099-DIV in January of 2002. This will reflect the total of all distributions which are taxable for calendar year 2001.



FOR YOUR
INFORMATION

TRUSTEES
Stephen L. Brown
James F. Carlin*
William H. Cunningham
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President
and Chief Executive Officer
William L. Braman
Executive Vice President
and Chief Investment Officer
Richard A. Brown
Senior Vice President
and Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


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